September 15, 2016

Valerie J. Lithotomos
Office of Disclosure and Review
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	USCA Fund Trust – File Nos. 333-212321 and 811-23164

Dear Ms. Lithotomos:

On behalf of USCA Fund Trust (the "Registrant") we hereby submit, via electronic filing, Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement.  On June 30, 2016 the Registrant, on behalf of the USCA Shield Fund (the "Fund"), a series of Registrant, filed a Registration Statement under the Securities Act of 1933 on Form N-1A.  On July 29, 2016, you provided written comments to the Registration Statement.  Registrant has responded to each of your comments by separate letter dated September 13, 2016.  All changes related to the Registrant’s responses to your comments, refining edits and supplemental information are marked.  The Registrant will request acceleration of the effective date of this amendment to the Registrant's Registration Statement by separate letter.

The Registrant has authorized Thompson Hine LLP to convey to you that the Registrant acknowledges the following:

1.	The Registrant is responsible for the adequacy and accuracy of the disclosure in the filings reviewed by the staff;

2.	Staff comments or changes to disclosure in response to staff comments in a filing reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing;

3.	The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective does not relieve the Registrant from its full responsibility for the accuracy and adequacy of the disclosure in the filing; and

4.	The Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or additional comments, please call JoAnn M. Strasser at (614) 469-3265 or John Domaschko at (513) 352-6559.

Very truly yours,

/s/ Thompson Hine LLP
Thompson Hine LLP